Corporate Income Taxes - Significant Components of Deferred Tax Assets and Liabilities (Detail) - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2024		Oct. 31, 2023		Oct. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (benefit) for the year recorded in income	[1],[2]	$ 438		$ (903)
Deferred tax assets	[2]	5,301		5,403
Deferred tax liabilities	[2]	3,756		3,308
Net deferred tax assets (liabilities)		1,545	[1],[2]	2,095	[1],[2]	$ 803
Deferred tax assets tax loss carry forwards [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (benefit) for the year recorded in income	[2]	29		(201)
Deferred tax assets	[2]	930		1,281
Deferred tax assets allowance for credit losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (benefit) for the year recorded in income	[2]	54		(172)
Deferred tax assets	[2]	1,076		1,155
Deferred tax assets deferred compensation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (benefit) for the year recorded in income	[2]	(100)		(77)
Deferred tax assets	[2]	317		274
Deferred tax assets deferred income [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (benefit) for the year recorded in income	[2]	(137)		(100)
Deferred tax assets	[2]	255		138
Deferred tax asset property and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (benefit) for the year recorded in income	[2]	(10)		(19)
Deferred tax assets	[2]	262		339
Deferred tax assets pension and other post-retirement benefits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (benefit) for the year recorded in income	[2]	(48)		(48)
Deferred tax assets	[2]	387		321
Deferred tax assets securities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (benefit) for the year recorded in income	[2]	(17)		(15)
Deferred tax assets	[2]	260		386
Deferred tax assets lease liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (benefit) for the year recorded in income	[2]	28		(1)
Deferred tax assets	[2]	891		936
Deferred tax assets own credit risk [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	[2]	250		31
Deferred tax assets other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (benefit) for the year recorded in income	[2]	(57)		(177)
Deferred tax assets	[2]	673		542
Deferred tax liabilities cash flow hedges [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	[2]	57		127
Deferred tax liabilities deferred compensation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (benefit) for the year recorded in income	[2]	(24)		(19)
Deferred tax liabilities	[2]	187		180
Deferred tax liabilities deferred income [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (benefit) for the year recorded in income	[2]	(20)		(23)
Deferred tax liabilities	[2]	50		36
Deferred tax liability property and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (benefit) for the year recorded in income	[2]	(243)		174
Deferred tax liabilities	[2]	684		569
Deferred tax liabilities pension and other post-retirement benefits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (benefit) for the year recorded in income	[2]	1		1
Deferred tax liabilities	[2]	82		120
Deferred tax liabilities securities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (benefit) for the year recorded in income	[2]	(14)		(152)
Deferred tax liabilities	[2]	354		385
Deferred tax liabilities investment in subsidiaries and associates [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (benefit) for the year recorded in income	[2]	52		43
Deferred tax liabilities	[2]	29		67
Deferred tax liabilities intangible assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (benefit) for the year recorded in income	[2]	(344)		160
Deferred tax liabilities	[2]	1,809		1,454
Deferred tax liabilities others [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (benefit) for the year recorded in income	[2]	(104)		(91)
Deferred tax liabilities	[2]	504		370
Deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (benefit) for the year recorded in income	[2]	(258)		(810)
Deferred tax liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (benefit) for the year recorded in income	[2]	$ (696)		$ 93

[1]	For Consolidated Statement of Financial Position presentation, deferred tax assets and liabilities are assessed by legal entity. As a result, the net deferred tax assets of $1,545 (2023 – $2,095) are represented by deferred tax assets of $2,942 (2023 – $3,541), and deferred tax liabilities of $1,397 (2023 – $1,446) on the Consolidated Statement of Financial Position.
[2]	The Bank adopted IFRS 17 effective November 1, 2023. As required under the new accounting standard, prior period amounts have been restated. Refer to Note 4 of the consolidated financial statements.